INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$
Cost:
Computer software	4,785	19,343	2,987
License agreement	800	800	123
Online payment and other licenses	-	185,698	28,667
Internet domain name	658	2,861	442
	6,243	208,702	32,219
Accumulated amortization:
Computer software	(1,787)	(6,050)	(934)
License agreement	(800)	(800)	(123)
Online payment and other licenses	-	(344)	(53)
Internet domain name	(302)	(1,360)	(211)
	(2,889)	(8,554)	(1,321)

Intangible assets, net	3,354	200,148	30,898

Amortization expenses were approximately RMB659, RMB1,634 and RMB1,361 (US$210) for the years ended December 31, 2013, 2014 AND 2015, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

	RMB	US$

2016	14,872	2,296
2017	14,722	2,273
2018	14,307	2,209
2019	14,159	2,186
2020 and thereafter	142,088	21,934

	200,148	30,898